BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New York Municipal Opportunities Fund

(the “Fund”)

Supplement dated October 4, 2023 (the “Supplement”) to the Fund’s

Summary Prospectuses and Prospectuses, each dated October 28, 2022, as supplemented to date

The following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock New York Municipal Opportunities Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock New York Municipal Opportunities Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Peter Hayes[1]	2015	Managing Director of BlackRock, Inc.
Michael Kalinoski, CFA	2015	Director of BlackRock, Inc.
Kevin Maloney, CFA	2022	Director of BlackRock, Inc.
Ryan McDonald, CFA	2023	Managing Director of BlackRock, Inc.
Christian Romaglino, CFA	2023	Director of BlackRock, Inc.
Sean Carney	2023	Managing Director of BlackRock, Inc.

[1]	During the first quarter of 2024, Peter Hayes will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Peter Hayes[1], Michael Kalinoski, CFA, Kevin Maloney, CFA, Ryan McDonald, CFA, Christian Romaglino, CFA, and Sean Carney are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	During the first quarter of 2024, Peter Hayes will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals led by Peter Hayes, Michael Kalinoski, CFA, Kevin Maloney, CFA, Ryan McDonald, CFA, Christian Romaglino, CFA, and Sean Carney, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Peter Hayes[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Managing Director of BlackRock, Inc. since 2006; Head of Municipal Bonds within BlackRock Fixed Income Portfolio Management Group since 2006.
Michael Kalinoski, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2006.
Kevin Maloney, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2018 to 2020.
Ryan McDonald, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2023	Managing Director of BlackRock, Inc. since 2023; Director of BlackRock, Inc. from 2017 to 2022.
Christian Romaglino, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2023	Director at BlackRock, Inc. since 2017.
Sean Carney	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2023	Managing Director of BlackRock, Inc. since 2018.

[1]	During the first quarter of 2024, Peter Hayes will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.